Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Summary of Common Shares Outstanding and Percentage Control of the Company
	June 30, 2020		December 31, 2019
	Number of Shares	%	Number of Shares	%
John Barker	42,714	0.06	32,714	0.08
Stephen Randall	22,993	0.03	22,993	0.06
David McNally	4,167	0.01	4,167	0.01
John Schellhorn	294	0.00	294	0.00
Total	70,168	0.09	60,168	0.15

Common Shares Outstanding	75,581,381	100.00%	39,907,681	100.00%